Goldman Sachs MarketBeta Total International Equity ETF Annual Fund Operating Expenses - Goldman Sachs MarketBeta Total International Equity ETF - Goldman Sachs MarketBeta Total International Equity ETF
Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%